GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS, NET

NOTE 6:GOODWILL AND OTHER INTANGIBLE ASSETS, NET

a.Goodwill

The changes in the net carrying amount of goodwill in 2019 and 2020 were as follows:

Balance as of January 1, 2019	$125,051

Acquisition of Captain growth	$758

Balance as of December 31, 2019	$125,809

Acquisition of Content IQ	$23,361

Acquisition of Pub Ocean	$3,133

Balance as of December 31, 2020	$152,303

Goodwill has been recorded as a result of prior acquisitions and represents excess of the consideration over the net fair value of the assets of the businesses acquired. As of December 31, 2020, the Company has two reporting units – Advertising and Search monetization. The Company performs tests for impairment of goodwill at the reporting unit level at least annually, or more frequently if events or changes in circumstances occur that would more likely than not reduce the fair value of a reporting unit below its carrying value.

No impairment was incurred for the years ended December 31, 2020, 2019 and 2018.

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PERION NETWORK LTD. AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

b.Intangible assets, net

The following is a summary of intangible assets as of December 31, 2020:

	December 31, 2019	Additions	Amortization	OCI	December 31, 2020

Acquired technology	$31,159	$22,101	$-	$152	$53,412
Accumulated amortization	(21,810)	-	(3,579)	(159)	(25,548)
Impairment	(8,749)	-	-	-	(8,749)
Acquired technology, net	600	22,101	(3,579)	(7)	19,115

Customer relationships	31,911	4,901	-	48	36,860
Accumulated amortization	(20,727)	-	(1,465)	31	(22,161)
Impairment	(10,426)	-	-	-	(10,426)
Customer relationships, net	758	4,901	(1,465)	79	4,273

Tradename and other	18,284	-	-	219	18,503
Accumulated amortization	(11,897)	-	(217)	(291)	(12,405)
Impairment	(5,110)	-	-	-	(5,110)
Tradename and other, net	1,277	-	(217)	(72)	988

Intangible assets, net	$2,635	$27,002	$(5,261)	$-	$24,376

The following is a summary of intangible assets as of December 31, 2019:

	December 31, 2018	Additions	Amortization	OCI	December 31, 2019

Acquired technology	$30,807	$442	$-	$(90)	$31,159
Accumulated amortization	(21,242)	-	(649)	81	(21,810)
Impairment	(8,749)	-	-	-	(8,749)
Acquired technology, net	816	442	(649)	(9)	600

Customer relationships	31,940	-	-	(29)	31,911
Accumulated amortization	(19,825)	-	(928)	26	(20,727)
Impairment	(10,426)	-	-	-	(10,426)
Customer relationships, net	1,689	-	(928)	(3)	758

Tradename and other	18,415	-	-	(131)	18,284
Accumulated amortization	(9,314)	-	(2,679)	96	(11,897)
Impairment	(5,110)	-	-	-	(5,110)
Tradename and other, net	3,991	-	(2,679)	(35)	1,277

Intangible assets, net	$6,496	$442	$(4,256)	$(47)	$2,635

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PERION NETWORK LTD. AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

The estimated useful life of the intangible assets are as follows:

Estimated useful life
Acquired technology	3-5 years
Customer relationships	4-7 years
Tradename and other	4-11 years

Amortization of intangible assets, net, in each of the succeeding five years and thereafter is estimated as follows:

2021	$5,438
2022	5,450
2023	5,462
2024	5,395
2025	1,858
Thereafter	773

$24,376